Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Contractual Obligation	¥ 93,000
Debt Instrument, Interest Rate, Stated Percentage	3.80%	3.80%
Office Building [Member]
Commitments and Contingencies [Line Items]
Total capital commitments contracted	¥ 105,147
Japanese Business [Member] | Purchase Commitment [Member]
Commitments and Contingencies [Line Items]
Total capital commitments contracted	220,945
Loan Facilities Commitments [Member]
Commitments and Contingencies [Line Items]
Debt Instrument, Face Amount	¥ 33,898
Maximum [Member]
Commitments and Contingencies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Maximum [Member] | Loan Facilities Commitments [Member]
Commitments and Contingencies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument Maturity Period	2 years
Minimum [Member]
Commitments and Contingencies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.50%
Minimum [Member] | Loan Facilities Commitments [Member]
Commitments and Contingencies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.59%
Debt Instrument Maturity Period	1 year